Sublease - Summary of future sublease income (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
2023	$ 1,186	$ 2,371
2024	1,383	1,383
Total future sublease income	$ 2,569	$ 3,754